13001973

NASDAQ
THE NASDAQ OMX GROUP

Received SEC

MAY 02 2013

Washington, DC 20549

001-35853

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

May 2, 2013

CERTNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

By letter dated April 9, 2013, we advised you that The Nasdaq Stock Market (the "Exchange") had received a Form 8-A from Harvard Apparatus Regenerative Technology, Inc. for registration of its common stock and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company has determined not to proceed with the offering at this time. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery